Segment Information	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segment Information

NOTE 17: — SEGMENT INFORMATION

a.
Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops, and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada	U.S.A.	Other	Consolidated
Year ended March 31, 2023 and as of
March 31, 2023:
Net sales *	$46,142	$136,242	$363,065	$27,503	$572,952
Long-lived assets **	$108,213	$57,357	$98,958	$6,426	$270,954
Year ended March 31, 2022 and as of
March 31, 2022:
Net sales *	$47,915	$130,066	$376,677	$6,689	$561,347
Long-lived assets **	$117,913	$101,387	$31,191	$8,355	$258,846
Year ended March 31, 2021 and as of
March 31, 2021:
Net sales *	$46,574	$110,167	$383,829	$8,400	$548,970
Long-lived assets **	$122,983	$61,027	$35,455	$—	$219,465

* Based on customer’s location, including sales to unaffiliated customers and Sun.

** Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.
For the year ended March 31, 2023, the Company had net sales to two different U.S. customers of 8.8% and 8.7% of consolidated net sales. For the year ended March 31, 2022, the Company had net sales to two different U.S. customers of 10.1% and 8.9% of consolidated net sales. For the year ended March 31, 2021, the Company had net sales to two different U.S. customers of 12.6% and 10.5% of consolidated net sales.
c.
Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2023, 2022, and 2021, were as follows:

	Year ended March 31,
Category	2023	2022	2021
Dermatological and topical	68%	60%	58%
Neuropsychiatric	9%	13%	16%
Allergy	2%	*	*
Cardiovascular	6%	6%	7%
Anti-inflammatory	3%	3%	3%
Other	12%	18%	16%
Total	100%	100%	100%

* New therapeutic category for 2023.